Consolidated Statements of Cash Flows - Globallink Investment Inc [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (738,555)	$ (375,307)	$ (709,239)	$ 1,224,868	$ (978,445)	$ 1,320,324
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on cash and investments held in Trust Account	(32,099)	(342,667)	(1,036,806)	(2,550,909)	(1,285,520)	(3,090,407)
Change in fair value of warrant liabilities	1,539	11,799	12,369	4,446	855	(4,389)
Amortization of debt discount	223,060
Changes in operating assets and liabilities:
Prepaid expenses	46,663	(9,655)	64,879	147,527	28,733	81,820
Deferred tax liability				(79,358)		(79,358)
Due to related parties				90,000		90,000
Income tax payable		73,291	(91,956)	197,883	(50,226)	300,678
Accrued interest payable	62,137	33,395
Interest expense accrual			128,811	33,376	188,203	57,255
Excise tax liability	163,662				109,368
Accounts payable	63,554	(126,663)	(75,678)	(155,946)	(62,208)	(42,036)
Franchise tax payable	50,000	(150,000)	(50,000)	(86,365)	9,906	(36,365)
Net cash used in operating activities	(160,039)	(885,807)	(1,757,620)	(1,174,478)	(2,039,334)	(1,402,478)
Cash Flows from Investing Activities:
Cash deposited to Trust Account	(180,000)	(180,000)	(540,000)	539,788	(720,000)	(1,230,000)
Cash withdrawn from Trust Account in connection with redemption of common stock				69,920,879	26,890,379	93,521,369
Cash withdrawn from Trust Account to pay tax obligations		143,612	433,768	(910,000)	433,768	539,788
Net cash provided by investing activities	(180,000)	(36,388)	(106,232)	69,550,667	26,604,147	92,831,157
Cash Flows from Financing Activities:
Proceeds from promissory note - related party		850,000
Proceeds from promissory note - third party	30,000
Proceeds from promissory note			1,850,000	1,340,000	2,500,000	1,700,000
Due to affiliate - advance	60,000			260,000		390,000
Common stock redemption				(69,920,879)	(26,890,379)	(93,521,369)
Net cash used in financing activities	90,000	850,000	1,850,000	(68,320,879)	(24,390,379)	(91,431,369)
NET CHANGE IN CASH	(250,039)	(72,195)	(13,852)	55,310	174,434	(2,690)
CASH, BEGINNING OF PERIOD	253,507	79,073	79,073	81,763	79,073	81,763
CASH, END OF PERIOD	3,468	6,878	65,221	137,073	253,507	79,073
Supplementary cash flow information:
Cash paid for interest expense
Cash paid for income taxes				308,285	290,131	320,073
Non-cash investing and financing activities:
Excise tax accrued for common stock redemptions				699,209	268,904	935,214
Remeasurement of Common stock subject to redemption	5,714	455,764	$ 1,284,994	$ 2,888,960	$ 1,768,457	$ 3,595,663
Gain on modification of terms of promissory notes and advances from affiliate	$ 940,847